LEASES - Supplemental Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating cash flows from operating leases	$ 1,407	$ 2,081	$ 1,653
Investing cash flows from operating leases	2,220	2,368	2,364
Total cash flows from operating leases	$ 3,627	$ 4,449	$ 4,017
Weighted-average remaining lease term in years - operating leases	11 years	11 years	11 years
Weighted-average discount rate - operating leases	6.00%	6.00%	4.00%